Disclosure of information on segments - Reconciliation of segment liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information on segments [Line Items]
Total liability	$ 1,340,286	$ 2,023,280	$ 1,179,760
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Total liability	2,824,648	4,454,433	3,532,172
Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Total liability	(1,484,362)
Elimination of liabilities of equity accounted investees [Member]
Disclosure of information on segments [Line Items]
Total liability	(1,460,297)	(2,148,520)	(2,283,470)
Elimination of intercompany payables [Member]
Disclosure of information on segments [Line Items]
Total liability	(24,140)	(282,530)	(68,961)
Elimination of intersegment other liabilities amount [Member]
Disclosure of information on segments [Line Items]
Total liability	$ 75	$ (103)	$ 19